Taxes (Details) - Schedule of tax payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of tax payable [Abstract]
VAT tax payable	$ 7,928	$ 83,153
Income tax payable	6,661	907,133
Other taxes payable	28,430	21,489
Total	$ 43,019	$ 1,011,775